Average Annual Total Returns{- Fidelity Freedom Index 2065 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2065 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Since Inception		IXXK2 Past 1 year	IXXK2 Since Inception
Total	15.96%	16.56%	[1]	Jun. 28, 2019	15.36%	15.75%	[1]	Jun. 28, 2019	9.69%	12.68%	[1]	Jun. 28, 2019	15.98%	26.65%	[1]	Jun. 24, 2020	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019 for Institutional Premium Class; and June 24, 2020 for Premier Class.